Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks Management (Detail) - Interest rate risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Interest rate swap [member] | FEMSA [member]
Disclosure of Interest Rate Risk Exposure [Line Items]
Change in Bps.	100	100	100
Effect on Equity	$ (452)	$ (550)	$ (542)
Interest rate swap [member] | Coca-Cola FEMSA [member]
Disclosure of Interest Rate Risk Exposure [Line Items]
Change in Bps.	100
Effect on Equity	$ (234)
Unhedged Portion Bank Loans [member]
Disclosure of Interest Rate Risk Exposure [Line Items]
Change in interest rate	100	100	100
Effect on profit loss	$ (251)	$ (354)	$ (192)